BARCLAYS GLOBAL INVESTORS FUNDS
Registration Nos. 33-54126; 811-7332

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Barclays Global Investors Funds (the "Trust") that the Prospectuses and related Statement of Additional Information describing the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio (the "LifePath Portfolios") of the Trust, that would have been filed pursuant to 17 C.F.R. 230.497(c), does not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on March 15, 2004, and supplemented for the Statement of Additional Information pursuant to Rule 497(e) on March 19, 2004.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of March, 2004.

Witness:	BARCLAYS GLOBAL INVESTORS FUNDS
By: /s/ Danell Doty	By: /s/ Michael A. Latham
Name: Danell Doty	Name: Michael A. Latham,
Title: Assistant Secretary	Title: Secretary and Treasurer